Related-Party Transactions - Summary of the Company Officers and Executives' compensation (Detail) Unit_pure in Thousands	12 Months Ended
	Dec. 31, 2019 R$ / shares	Dec. 31, 2018 R$ / shares	Dec. 31, 2017 R$ / shares
Officers and executives compensation [Line Items]
Stock option balance	17,568	18,342
Stock option balance	8	18
Officers [Member]
Officers and executives compensation [Line Items]
Stock option balance	13,059,677	11,156,406	9,835,148
Average fair value of stock options	R$ 8.40	R$ 7.47	R$ 6.22
Average exercise price	R$ 16.51	R$ 15.96	R$ 16.58
Officers [Member] | Restricted Shares [Member]
Officers and executives compensation [Line Items]
Stock option balance	1,012,641	751,794	562,390
Average exercise price	R$ 19.23	R$ 14.81	R$ 11.68